Borrowing Arrangements - June 2021 Credit Facility (Details) - TEMPO AUTOMATION INC - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended
	Aug. 13, 2021	Jun. 23, 2021	Jun. 30, 2021	Sep. 30, 2022	Aug. 25, 2022	Oct. 31, 2021
Borrowing Arrangements
Maximum borrowing capacity		$ 50				$ 150,000
Monthly interest-only payment period		18 months
Stated percentage				8.95%
Private placement warrants issued				182,500	18,262,167
Exercise price of warrants					$ 2.82	$ 2.82
June 2021 Credit Facility
Borrowing Arrangements
Maximum borrowing capacity		$ 20,000
Monthly interest-only payment period		18 months
Amount drawn	$ 10,000	$ 10,000
Stated percentage		10.00%	10.00%
Paid in kind interest rate		2.00%	2.00%
Increase in interest rate in event of default		5.00%	5.00%
Loan commitment fee		$ 200	$ 200
Private placement warrants issued		533,333	533,333
Exercise price of warrants		$ 1.51	$ 1.51
June 2021 Credit Facility - Tranche 1
Borrowing Arrangements
Maximum borrowing capacity		$ 10,000
June 2021 Credit Facility - Tranche 2
Borrowing Arrangements
Maximum borrowing capacity		$ 10,000